Income Taxes - Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 11,106	$ 5,158
Capitalized research and development expenses	12,030	5,925
Research and orphan drug tax credit carryforwards	4,108	1,400
Stock compensation expense	1,336	9
Accrued expense	664	20
Other	360
Total deferred tax assets	29,604	12,512
Valuation allowance	(29,243)	(12,466)	$ (3,540)	$ (129)
Net deferred tax assets	361	46
Deferred tax liabilities:
Depreciation and amortization	(361)	(46)
Total deferred tax liabilities	(361)	(46)
Net deferred tax assets and liabilities	$ 0	$ 0